Nature and Continuance of Operations (Details Narrative) (10-K) - USD ($)	Jan. 21, 2015	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock conversion basis	Issued and outstanding shares of common stock, on a 10 for 1 basis
Common stock, shares issued		18,057,565	18,057,565	16,757,565
Common stock, shares outstanding		18,057,565	18,057,565	16,757,565
Accumulated losses		$ 592,468	$ 574,279	$ 532,016
Maximum [Member]
Common stock, shares issued	113,020,000
Common stock, shares outstanding	113,020,000
Minimum [Member]
Common stock, shares issued	11,302,000
Common stock, shares outstanding	11,302,000